Finance income and charges	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Finance income and charges
5. Finance income and charges

Accounting policies
Net interest includes interest income and charges in respect of financial instruments and the results of hedging transactions used to manage interest rate risk.
Finance charges directly attributable to the acquisition, construction or production of a qualifying asset, being an asset that necessarily takes a substantial period of time to get ready for its intended use or sale, are added to the cost of that asset. Borrowing costs which are not capitalised are recognised in the income statement using the effective interest method. All other finance charges are recognised primarily in the income statement in the year in which they are incurred.
Net other finance charges include items in respect of post employment plans, the discount unwind of long-term obligations and hyperinflation charges. The results of operations in hyperinflationary economies are adjusted to reflect the changes in the purchasing power of the local currency of the entity before being translated to sterling.
The impact of derivatives, excluding cash flow hedges that are in respect of commodity price risk management or those that are used to hedge the currency risk of highly probable future currency cash flows, is included in interest income or interest charge.

	2023 £ million	2022 £ million	2021 £ million
Interest income	160	127	119
Fair value gain on financial instruments	103	341	124
Total interest income(1)	263	468	243
Interest charge on bank loans, bonds and overdrafts	(470)	(371)	(365)
Interest charge on leases	(15)	(12)	(16)
Interest charge on other borrowings	(271)	(92)	(84)
Fair value loss on financial instruments	(102)	(346)	(126)
Total interest charges(1)	(858)	(821)	(591)
Net interest charges	(595)	(353)	(348)
Net finance income in respect of post employment plans in surplus (note 14)	59	22	18
Hyperinflation adjustment in respect of Turkey (note 1 (f))	10	—	—
Hyperinflation adjustment in respect of Venezuela (note 1 (f))	—	1	2
Interest income in respect of direct and indirect tax	8	2	15
Unwinding of discounts	—	4	—
Total other finance income	77	29	35
Net finance charge in respect of post employment plans in deficit (note 14)	(15)	(12)	(13)
Hyperinflation adjustment in respect of Turkey (note 1 (f))	—	(34)	—
Hyperinflation adjustment in respect of Venezuela (note 1 (f))	(2)	—	—
Hyperinflation adjustment and foreign exchange revaluation of monetary items in respect of Lebanon (note 1 (f))	—	(3)	(8)
Unwinding of discounts	(13)	(11)	(20)
Interest charge in respect of direct and indirect tax	(25)	(16)	(11)
Change in financial liability (Level 3)	(8)	(20)	(7)
Guarantee fees	(1)	(1)	(1)
Other finance charges	(12)	(1)	—
Total other finance charges	(76)	(98)	(60)
Net other finance income/(charges)	1	(69)	(25)
(1)    Includes £81 million interest income and £(522) million interest charge in respect of financial assets and liabilities that are not measured at fair value through income statement (2022 – £27 million income and £(417) million charge; 2021 – £28 million income and £(429) million charge).